Cash and due from banks and inter-bank funds - Summary of legal reserve (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [Line Items]
Legal reserve	S/ 8,775,003	S/ 8,537,752
Non-mandatory reserve	1,008,703	4,271,373
Cash balances not subject to legal reserve	71	52
Total	9,783,777	12,809,177
Deposits in the BCRP [member]
Cash and cash equivalents [Line Items]
Legal reserve	6,055,726	6,366,151
Cash in vaults {member]
Cash and cash equivalents [Line Items]
Legal reserve	2,719,277	2,171,601
Overnight deposit in BCRP [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	762,800	0
Cash and clearing [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	145,903	191,673
Term deposits in the BCRP [Member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	S/ 100,000	S/ 4,079,700